Performance Management - Anfield Universal Fixed Income Fund	Feb. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last 10 calendar years. Returns for Class A and Class C shares, which are not presented, will vary from the returns of Class I shares. Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table also compares the performance of the Fund over time to the performance of a broad-based securities market index, which serves as the Fund’s regulatory index and provides a broad measure of market performance, as well as against other indices that the Adviser believes better represent the Fund’s investment strategy. The Fund does not seek to track the regulatory index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund or by calling 1-866-866-4848.

Performance Past Does Not Indicate Future [Text]	You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last 10 calendar years
Bar Chart [Heading]	Performance Bar Chart for Calendar Years Ended December 31st:
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	12/31/2023	2.69%
Lowest Quarter:	03/31/2020	-5.11%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	2.69%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(5.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class I Shares	One Year	Five Years	Ten Years
Return before taxes	6.51%	3.13%	2.75%
Return after taxes on Distributions	4.92%	1.41%	1.24%
Return after taxes on Distributions and Sale of Fund Shares	3.82%	1.63%	1.43%
Class A Shares
Return before taxes	0.13%	1.68%	1.89%
Class C Shares
Return before taxes	5.45%	2.09%	1.73%
ICE BofA SOFR Overnight Rate Index(1) (reflects no deductions for fees, expenses or taxes)	4.39%	3.31%	2.24%
Bloomberg U.S. Aggregate 1-3 Years Index(2) (reflects no deductions for fees, expenses or taxes)	5.39%	1.98%	2.08%
Bloomberg U.S. Aggregate Bond Index(3) (reflects no deductions for fees, expenses or taxes)	7.30%	-0.36%	2.01%

(1)	The ICE BofA SOFR Overnight Rate Index is designed to track the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(2)	The Bloomberg U.S. Aggregate 1-3 Years Index tracks bonds with 1-3 year maturities within the flagship US Aggregate Bond Index. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(3)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that services as the Fund’s regulatory benchmark to allow investors to compare the Fund’s performance to a broad-based market index. The index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only, and after-tax returns for Class A and Class C shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are shown for Class I shares only, and after-tax returns for Class A and Class C shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.anfieldfunds.com/our-funds/anfield-universal-fixed-income-fund
Performance Availability Phone [Text]	1-866-866-4848